Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	$ 22,744
2027
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	6,123
2028
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	5,700
2029
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	4,572
2030
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	3,928
2031
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	1,696
2032
Disclosure of maturity analysis of lease liabilities [line items]
Total undiscounted fixed lease payments	$ 725